Warrants Presented at Fair Value (Details)	12 Months Ended
	Dec. 31, 2018 $ / shares shares
Class of Warrant or Right [Line Items]
Outstanding	96,989,101
Fair value	945,025
Outstanding Warrants One [Member]
Class of Warrant or Right [Line Items]
Outstanding	1,760,040
Exercise price | $ / shares	$ 1.50
Issuance year	2014
Exercisable through	2019
Fair value	31	[1]
Outstandingwarrantstwo [Member]
Class of Warrant or Right [Line Items]
Outstanding	120,000
Exercise price | $ / shares	$ 0.92	[2]
Issuance year	2014
Exercisable through	0	[3]
Fair value	29	[1]
Outstanding Warrants Three [Member]
Class of Warrant or Right [Line Items]
Outstanding	296,813
Exercise price | $ / shares	$ 1.50
Issuance year	2015
Exercisable through	2020
Fair value	16	[1]
Outstanding Warrants Four [Member]
Class of Warrant or Right [Line Items]
Outstanding	374,001
Exercise price | $ / shares	$ 1.50
Issuance year	2016
Exercisable through	2021
Fair value	187
Outstanding Warrants Five [Member]
Class of Warrant or Right [Line Items]
Outstanding	905,555
Exercise price | $ / shares	$ 0.17
Issuance year	2017
Exercisable through	2022
Fair value	35,802
Outstanding Warrants Six [Member]
Class of Warrant or Right [Line Items]
Outstanding	333,333
Exercise price | $ / shares	$ 1.50
Issuance year	2017
Exercisable through	2022
Fair value	944
Outstanding Warrants Seven [Member]
Class of Warrant or Right [Line Items]
Outstanding	53,333
Exercise price | $ / shares	$ 1.50
Issuance year	2017
Exercisable through	2022
Fair value	66
Outstanding Warrants Eight [Member]
Class of Warrant or Right [Line Items]
Outstanding	50,000
Exercise price | $ / shares	$ 1.50
Issuance year	2017
Exercisable through	2022
Fair value	72
Outstanding Warrants Nine [Member]
Class of Warrant or Right [Line Items]
Outstanding	33,332
Exercise price | $ / shares	$ 1.50
Issuance year	2017
Exercisable through	2022
Fair value	133
Outstanding Warrants Ten [Member]
Class of Warrant or Right [Line Items]
Outstanding	33,332
Exercise price | $ / shares	$ 1.50
Issuance year	2017
Exercisable through	2022
Fair value	133
Outstanding Warrants Eleven [Member]
Class of Warrant or Right [Line Items]
Outstanding	675,926
Exercise price | $ / shares		[4]
Issuance year	2017
Exercisable through	2022
Fair value	70,968
Outstanding Warrants Twelve [Member]
Class of Warrant or Right [Line Items]
Outstanding	11,111
Exercise price | $ / shares	$ 1.20
Issuance year	2017
Exercisable through	2022
Fair value	18
Outstanding Warrants Thirteen [Member]
Class of Warrant or Right [Line Items]
Outstanding	300,000
Exercise price | $ / shares	$ 0.50
Issuance year	2017
Exercisable through	2022
Fair value	4,626
Outstanding Warrants Fourteen [Member]
Class of Warrant or Right [Line Items]
Outstanding	1,659,971
Exercise price | $ / shares	$ 0.17
Issuance year	2018
Exercisable through	2023
Fair value	66,004
Outstanding Warrants Fifteen [Member]
Class of Warrant or Right [Line Items]
Outstanding	29,411,765
Exercise price | $ / shares	$ 0.27	[5]
Issuance year	2018
Exercisable through	2022
Fair value	346,721
Outstanding Warrants Sixteen [Member]
Class of Warrant or Right [Line Items]
Outstanding	41,176,471
Exercise price | $ / shares		[6]
Issuance year	2018
Exercisable through	2020	[7]
Fair value	143,279
Outstanding Warrants Seventeen [Member]
Class of Warrant or Right [Line Items]
Outstanding	6,617,647
Exercise price | $ / shares	$ 0.27	[5]
Issuance year	0	[6]
Exercisable through	0	[6]
Fair value	78,796
Outstanding Warrants Eighteen [Member]
Class of Warrant or Right [Line Items]
Outstanding	11,764,706
Exercise price | $ / shares	$ 0.27	[6]
Issuance year	2018
Exercisable through	2020	[7]
Fair value	151,858
Outstanding Warrants Nineteen [Member]
Class of Warrant or Right [Line Items]
Outstanding	1,411,765
Exercise price | $ / shares	$ 0.27	[6]
Issuance year	2018
Exercisable through	2020	[7]
Fair value	45,342

[1]	Issued in connection with the 2015 and 2014 financing rounds.
[2]	Subject to changes as describe in the agreement.
[3]	M&A or qualified PO as described in the agreement.
[4]	Less than $0.01.
[5]	Subject to a mechanism described in the agreement but not less than $0.17, therefore, the outstanding amount were calculated based on an exercise price of $0.17, which result the maximum potential amount of warrants.
[6]	Since the actual number of warrants cannot be determined as of December 31, 2018, the outstanding amount were calculated based on an exercise price of $0.17, which result the maximum potential amount of warrants.
[7]	Two years or an PO, the earlier.